Multi-Sector Account Portfolios	07/01/2017 to 06/30/2018

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2017 - 06/30/2018

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2017 to 06/30/2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2018
========== Emerging Markets Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Emerging Markets Local Multi-Sector Account Portfolio =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Floating Rate Multi-Sector Account Portfolio =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== High Yield Multi-Sector Account Portfolio ===================

CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management

--------------------------------------------------------------------------------

FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 31, 2018   Meeting Type: Annual/Special
Record Date:  APR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Six          For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Russell Ford             For       For          Management
2.6   Elect Director Camilo Marulanda         For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Approve Stock Split                     For       For          Management

--------------------------------------------------------------------------------

FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B305
Meeting Date: MAY 31, 2018   Meeting Type: Annual/Special
Record Date:  APR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Six          For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Russell Ford             For       For          Management
2.6   Elect Director Camilo Marulanda         For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Approve Stock Split                     For       For          Management

========== Investment-Grade Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Mortgage-Backed Securities Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== END NPX REPORT ==================================